Income Taxes (Details Textuals) - Capital loss carryforward - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Capital losses	$ 219,000	$ 219,000
Valuation reserve	$ 83,000